REVENUE AND CONTRACT ACCOUNTING (Details - Contract liabilities) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Billings and/or cash receipts on uncompleted contracts	$ 972,908	$ 4,355,470	$ 4,473,726
Less: Cumulative revenues recognized	(199,976)	(4,144,018)	(3,041,088)
Contract liabilities, technology systems	772,932	211,452	1,232,638
Contract liabilities, services and consulting	815,996	746,545	596,673
Total Contract Liabilities	1,588,928	957,997	1,829,311
Contract liabilities, technology systems	772,932	211,452	1,232,638
Total contract liabilities	$ 1,588,928	$ 957,997	$ 1,829,311